Trade and other payables	12 Months Ended
Jun. 30, 2025
Trade and other payables
Trade and other payables

18. Trade and other payables

Group’s trade and other payables as of June 30, 2025 and 2024 were as follows:

	06.30.2025	06.30.2024
Customers´ advances (*)	64,245	54,135
Trade payables	24,079	13,189
Accrued invoices	14,224	10,852
Admission fees (*)	45,336	41,002
Other income to be accrued	565	659
Tenant deposits	643	673
Total trade payables	149,092	120,510
Taxes payable	10,736	7,801
Other payables	22,009	26,451
Total other payables	32,745	34,252
Total trade and other payables	181,837	154,762
Non-current	60,944	53,422
Current	120,893	101,340
Total	181,837	154,762

(*) Corresponds mainly to admission rights and rents collected in advance, which will accrue in an average term of 3 to 5 years.